Shareholder Fees - FidelitySAIHighIncomeFund-PRO	Jun. 29, 2024 USD ($)
FidelitySAIHighIncomeFund-PRO | Fidelity SAI High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none